Offerings	Feb. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Floating Rate Notes due 2028
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,991,337,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.775% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 1,499,490,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,079.57
Offering Note	See Footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 1,249,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,576.67
Offering Note	See Footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2033
Maximum Aggregate Offering Price	$ 1,248,262,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,385.05
Offering Note	See Footnote 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 1,498,665,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,965.64
Offering Note	See Footnote 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2056
Maximum Aggregate Offering Price	$ 1,246,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,169.27
Offering Note	See Footnote 1
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2066
Maximum Aggregate Offering Price	$ 498,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,852.52
Offering Note	See Footnote 1